Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Subsequent Events

a.
In late October 2016, the Company entered into agreements to sell two Suezmax tankers, the Ganges Spirit and the Yamuna Spirit, for an aggregate sales price of $33.8 million. These vessels were classified as held for sale on the consolidated balance sheets as at December 31, 2016 and their net book values were written down to their sales prices. The Ganges Spirit completed its sale in January 2017 and the Company recognized a loss on sale of this vessel of approximately $0.3 million in the quarter ended March 31, 2017 (see note 21).

In February 2017, the date of delivery of the Yamuna Spirit to its new owner was extended, and as a result the sales price was reduced by $1.3 million. The sale was completed in March 2017 and the Company recognized a loss on the sale of this vessel of $1.5 million in the quarter ended March 31, 2017.

b.
In January 2017, the Company sold approximately 3.8 million shares of its Class A common stock under its COP for net proceeds of $8.6 million, net of issuance costs. In addition, the Company issued 2.2 million new shares of its Class A common stock to Teekay in a private placement for gross proceeds of $5.0 million, and the price per share was set to equal the weighted average price of the Company's Class A common stock for the ten trading days ending on the date of issuance.

c.
In May 2017, the Company agreed to acquire all of the remaining issued and outstanding shares of TIL in a proposed share-for-share merger at an exchange ratio of 3.3 shares of the Company's Class A common stock for each share of TIL common stock. The transaction is subject to customary closing conditions, approval by the shareholders of TIL, and approval by the Company's shareholders of an increase in the authorized number of shares of the Company's Class A common stock to permit the issuance of Class A common stock as merger consideration. As a result of the expected closing of the merger, the Company recognized an impairment charge of $28.1 million during the quarter ended June 30, 2017 related to the Company's equity investment in TIL, based on the TIL share price at June 30, 2017.

d.	In May 2017, the Company purchased from Teekay Holdings Ltd., a wholly-owned subsidiary of Teekay, the remaining 50% interest in TTOL (see notes 3 and 8c).

e.
In June 2017, the Company completed the sale of one Aframax tanker, the Kyeema Spirit. The Company recognized a loss on sale of $0.2 million in the three months ended June 30, 2017. The vessel was written down to its agreed sales price of $7.5 million in the three months ended March 31, 2017, resulting in a loss on sale of the vessel of $2.8 million.

f.
In July 2017, the Company completed a $153.0 million sale-leaseback financing transaction relating to four of its Suezmax tankers. The transaction is structured as a 12-year bareboat charter at an average rate of approximately $11,100 per day with purchase options for all four vessels throughout the lease term beginning in July 2020.

g.
In September 2017, the Company completed the sale of one Aframax tanker, the Kanata Spirit. The Company expects to recognize a loss on sale of this vessel of approximately $4.2 million in the quarter ended September 30, 2017.

h.
On September 15, 2017, the Company announced that its Board of Directors had authorized a share repurchase program for the repurchase of up to $45.0 million of its shares of Class A common stock in the open market. In addition, the Company entered into a voting and support agreement with Huber Capital Management L.L.C. (or Huber Capital), whereby Huber Capital will vote its shares in favor of increasing the authorized number of the Company's Class A common stock to permit the issuance of Class A common stock as consideration for the proposed merger with TIL.

i.
In October 2017, the Company entered into an agreement to sell one Aframax tanker, the Kareela Spirit, for a sales price of $6.4 million. The Company expects to recognize a loss on sale of this vessel of approximately $4.0 million in the three months ended September 30, 2017.